Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(7)   Commitments and Contingencies

In the normal course of business, the Company may enter into contracts that provide a variety of general indemnifications. Any exposure to the Company under these arrangements could involve future claims that may be made against the Company. Currently, no such claims exist or are expected to arise and, accordingly, the Company has not accrued any liability in connection with such indemnifications.

The Company’s investment portfolio contains debt investments which are in the form of lines of credit or delayed draw commitments, which require us to provide funding when requested by portfolio companies in accordance with underlying loan agreements. As of September 30, 2023 and December 31, 2022, the Company had $287,164 and $314,251 of unfunded commitments to fund delayed draw and revolving senior secured loans, respectively.

(7)	Commitments and Contingencies

In the normal course of business, the Company may enter into contracts that provide a variety of general indemnifications. Any exposure to the Company under these arrangements could involve future claims that may be made against the Company. Currently, no such claims exist or are expected to arise and, accordingly, the Company has not accrued any liability in connection with such indemnifications.

As of December 31, 2022, the Company had $314,251 unfunded commitments to fund delayed draw and revolving senior secured loans. As of December 31, 2021, the Company had $509,403 unfunded commitments to fund delayed draw and revolving senior secured loans.

As of December 31, 2022 and December 31, 2021, the Company had $1,629,389 and $1,585,531, respectively, in total capital commitments from stockholders, of which $220,271 and $425,694, respectively, were unfunded.